INCOME TAXES (Detail Textuals)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax [Line Items]
Statutory tax rate	34.00%
Net operating losses ("NOLs')	$ 280,802
PANAMA
Income Tax [Line Items]
Statutory tax rate	25.00%